NET LOSS PER SHARE - Potentially Dilutive Securities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	148,186,294	96,880,488
Unvested Earn-out Shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		1,417,544
Forward Contracts
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		17,500,000
Share options
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	14,561,421	15,622,994
Exchangeable notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		15,622,994
2025 Convertible Notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	86,583,567
Principal and accrued interest	$ 190,484
2024 Convertible Notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		16,716,188
Meritz put option
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	32,500,000	50,000,000
Public Warrant
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	9,054,522	9,054,522
Sponsor warrant
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	5,486,784	5,486,784